Earnings (Loss) per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15. Earnings (Loss) per share

The computation of basic and diluted earnings (loss) per ordinary share from operations for the years ended December 31, 2015, 2016 and 2017 was as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net income (loss) attributable to Acorn International, Inc. from operations—basic and diluted	$(40,158,654)	$3,438,370	$12,384,303
—Continuing operations	(28,412,344)	10,347,437	15,858,809
—Discontinued operations	(11,746,310)	(6,909,067)	(3,474,506)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	79,226,404	75,600,700	65,836,869

Income (Loss) per ordinary share:
Basic and diluted	$(0.51)	$0.05	$0.19
—Continuing operations	(0.36)	0.14	0.24
—Discontinued operations	(0.15)	(0.09)	(0.05)

The Company did not have outstanding stock options, SARs and RSUs outstanding in 2015, 2016 and 2017.